Subsequent Events	12 Months Ended
Jul. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

(a)	Reverse stock split

On August 12, 2021, the Board of Directors of the Company approved a reverse stock split (the “Reverse Split”) of the Company’s issued and outstanding ordinary shares, par value $0.001 per share, at a ratio of 5-for-1 so that every five (5) shares of US$0.001 par value each in issue on the date of the Reverse Split was combined into one (1) share of US$0.005 par value. Shareholders otherwise entitled to receive a fractional share as a result of the reverse stock split will receive a whole share in lieu of such factional share, as relevant. In connection with the Reverse Split, a vote of the shareholders of the Company was not required and as such, no shareholder vote or meeting of shareholders was held.

The Reverse Split was effected by filing amendments to the Company’s Memorandum and Articles of Association with the Registrar of Corporate Affairs of the British Virgin Islands. The Company filed the amendments with the Registrar of Corporate Affairs of the British Virgin Islands on August 23, 2021 and the ordinary shares began trading on a split-adjusted basis on the Nasdaq Capital Market when the market opens on August 30, 2021.

(b)	Pending NASDAQ Compliance Issue

On July 26, 2021, the received a written notice (the “Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”) indicating that the Company is not in compliance with the minimum bid price requirement of US$1.00 per share under the Nasdaq Listing Rules (the “Listing Rules”). Based on the closing bid price of the Company’s listed securities for the last 30 consecutive business days from June 11, 2021 to July 23, 2021, the Company did not meet the minimum bid price requirement set forth in Listing Rule 5550(a)(2).

On September 14, Nasdaq provided confirmation to the Company that for at least 10 consecutive business days, from August 30 to September 13, 2021, the closing bid price of the Company’s ordinary shares has been at $1.00 per share or greater. Accordingly, the Company has regained compliance with Listing Rule 5550(a)(2) and this matter is now closed.